INVESTMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		$ 10,701,868	$ 10,950,877
Additions		787,502	5,032,371
Distribution		(340,780)	(340,138)
Reclass of Investment for Acquisition		(2,045,309)
Disposition Due to Acquisition			(2,815,130)
Impairment	$ (817,875)	(817,875)
(Loss) Gain on Equity Method Investments		(1,089,047)	(2,126,112)
Total Investments - Ending Balance	7,196,359	7,196,359	10,701,868
LOB Group, Inc.
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		2,809,412	2,865,896
(Loss) Gain on Equity Method Investments		(48,271)	(56,484)
Total Investments - Ending Balance	2,761,141	2,761,141	2,809,412
NRO Management, LLC
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		2,336,713	2,455,966
(Loss) Gain on Equity Method Investments		(317,764)	(119,253)
Total Investments - Ending Balance	2,018,949	2,018,949	2,336,713
SoCal Hemp JV, LLC
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		1,058,778	186,707
Additions		701,254	2,987,062
Impairment		(817,875)
(Loss) Gain on Equity Method Investments		(942,157)	(2,114,991)
Total Investments - Ending Balance	0	0	1,058,778
ICANN, LLC
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		2,045,309
Additions			2,045,309
Reclass of Investment for Acquisition		(2,045,309)
Total Investments - Ending Balance			2,045,309
F/ELD
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance			2,815,130
Disposition Due to Acquisition			(2,815,130)
5042 Venice, LLC
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		2,222,695	2,245,863
Distribution		(243,880)	(263,656)
(Loss) Gain on Equity Method Investments		242,705	240,488
Total Investments - Ending Balance	2,221,520	2,221,520	2,222,695
Lompoc TIC, LLC
Schedule of Equity Method Investments [Line Items]
Total Investments - Beginning Balance		228,961	381,315
Additions		86,248
Distribution		(96,900)	(76,482)
(Loss) Gain on Equity Method Investments		(23,560)	(75,872)
Total Investments - Ending Balance	$ 194,749	$ 194,749	$ 228,961